Related Party Transactions - Founder Shares (Details)			2 Months Ended	6 Months Ended	11 Months Ended
	May 14, 2021 shares	Jan. 29, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) D $ / shares shares	Sep. 17, 2021 shares
Related Party Transaction [Line Items]
Aggregate purchase price | $			$ 25,000		$ 25,000
Number of shares subject to forfeiture				562,500	562,500
Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued	4,312,500
Number of shares subject to forfeiture	718,750					562,500
Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price | $				$ 25,000	$ 25,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price | $		$ 25,000
Share Price | $ / shares		$ 0.005
Number of shares surrendered	718,750
Aggregate number of shares owned	4,312,500
Number of shares subject to forfeiture				562,500	562,500
Restrictions on transfer period of time after business combination completion				1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued		5,031,250
Share Price | $ / shares		$ 0.0001
Founder Shares | Anchor Investors
Related Party Transaction [Line Items]
Number of shares issued		780,000
Aggregate purchase price | $		$ 6,500,000
Share Price | $ / shares		$ 8.35